PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Net Periodic Pension Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Past service cost - Plan amendments	$ (15)	$ 0	$ 832
Total	478	555	(393)
Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	136	125	112
Past service cost - Plan amendments	25	14	(80)
Past service cost - Curtailments	2		(6)
Cost of termination benefits	6
Net interest cost/(income) on net DB liability/(asset)	94	106	108
Total	263	245	134
United States | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	31	32	31
Past service cost - Plan amendments	25	0	12
Past service cost - Curtailments	0		0
Cost of termination benefits	0
Net interest cost/(income) on net DB liability/(asset)	28	48	47
Total	84	80	90
Canada | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	25	26	25
Past service cost - Plan amendments	0	13	4
Past service cost - Curtailments	2		0
Cost of termination benefits	0
Net interest cost/(income) on net DB liability/(asset)	14	13	15
Total	41	52	44
Brazil | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	3	4	2
Past service cost - Plan amendments	0	0	0
Past service cost - Curtailments	0		0
Cost of termination benefits	0
Net interest cost/(income) on net DB liability/(asset)	5	4	2
Total	8	8	4
Europe | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	68	60	50
Past service cost - Plan amendments	0	1	(96)
Past service cost - Curtailments	0		0
Cost of termination benefits	6
Net interest cost/(income) on net DB liability/(asset)	27	31	35
Total	101	92	(11)
Other | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	9	3	4
Past service cost - Plan amendments	0	0	0
Past service cost - Curtailments	0		(6)
Cost of termination benefits	0
Net interest cost/(income) on net DB liability/(asset)	20	10	9
Total	$ 29	$ 13	$ 7